Income Taxes (Details) - Schedule of Deferred Tax Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Net operating loss carryforward
Startup/Organization Expenses	686,905	388,575
Total deferred tax assets	686,905	388,575
Valuation allowance	(686,905)	(388,575)
Deferred tax assets, net of allowance